FINANCIAL INSTRUMENTS - Net investment income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Cash and cash equivalents	$ 1	$ 0	$ 0
FVTPL investments	51	28	19
AFS investments	12	2	1
Loans and receivables	5	0	0
Total interest income	69	30	20
Realized gains on investments and derivatives	28	3	10
Unrealized gains (losses) on investments and derivatives	(33)	52	27
Investment manager fees	(4)	(1)	0
Net investment income	60	84	57
FVTPL investments
Disclosure of financial assets [line items]
Realized gains on investments and derivatives	3	3	10
Unrealized gains (losses) on investments and derivatives	(60)	46	26
Derivatives
Disclosure of financial assets [line items]
Realized gains on investments and derivatives	14	0	0
Unrealized gains (losses) on investments and derivatives	27	6	1
AFS investments
Disclosure of financial assets [line items]
Realized gains on investments and derivatives	2	0	0
Foreign exchange losses
Disclosure of financial assets [line items]
Realized gains on investments and derivatives	9	0	0
Funds Withheld
Disclosure of financial assets [line items]
FVTPL investments	29	0	0
Total interest income	29	0	0
Realized gains on investments and derivatives	(6)	0	0
Unrealized gains (losses) on investments and derivatives	(20)	0	0
Other investment income	75	0	0
Net investment income	78	0	0
Funds Withheld | FVTPL investments
Disclosure of financial assets [line items]
Realized gains on investments and derivatives	(2)	0	0
Unrealized gains (losses) on investments and derivatives	(19)	0	0
Funds Withheld | Foreign exchange losses
Disclosure of financial assets [line items]
Realized gains on investments and derivatives	(4)	0	0
Unrealized gains (losses) on investments and derivatives	$ (1)	$ 0	$ 0